Taxes and contribuitions (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Taxes
Services tax		R$ 171,902	R$ 157,066
Value-added tax on sales and services		117	29,678
Social integration program		26,832	24,984
Social contribution on revenues		164,330	153,626
Income tax and social contribution		31,865	6,336
Other		12,479	8,841
Taxes Total		407,525	380,531
Judicial Deposits
Services Tax		(159,101)	(150,121)
Value-Added Tax On Sales And Services		0	(29,114)
Social Integration Program		(25,789)	(24,498)
Social Contribution On Revenues		(158,701)	(150,756)
Judicial Deposits Total		(343,591)	(354,489)
Taxes and contribitions Total		63,934	R$ 26,042
Reversal of value-added tax on sales and services	R$ 29,114	R$ 29,114